Non-current and current financial debts	6 Months Ended
Jun. 30, 2021
Disclosure Of Borrowings [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2021 and December 31, 2020.

($ millions)	June 30, 2021	December 31, 2020
Non-current financial debts
Facility B	795	794
Facility C	416	429
Local facilities (Japan)	49	—
Series 2026 notes	496	496
Series 2029 notes	992	992
Series 2030 notes	744	744
Series 2049 notes	494	494
Revolving facility	—	—
Total non-current financial debts	3,986	3,949

Current financial debts
Local facilities:
Japan	75	101
All others	37	49
Other short-term financial debts	20	12
Derivatives	4	7
Total current financial debts	136	169
Total financial debts	4,122	4,118
Two local bilateral facilities in Japan matured in February 2021 and were refinanced by three facilities with one and two year maturities. In addition, in February 2021 the Revolving facility was extended to March 2026. The Revolving facility remained undrawn as of June 30, 2021.
Interest expense recognized for Financial debts, excluding lease liabilities, was $24 million and $48 million for the three and six months ended June 30, 2021, respectively, and $23 million and $46 million for the three and six months ended June 30, 2020, respectively.